Acceptances (Tables)	12 Months Ended
Mar. 31, 2018
Acceptances
Schedule of Other Financial Liabilities
	As At March 31
	2018	2017
	(in thousands)
Payable under the film financing arrangements	$8,898	$8,935
	$8,898	$8,935